Note 13 - Financial Income (Expenses), Net (Table)	12 Months Ended
Dec. 31, 2010
Financial Income Expenses Net [Abstract]
Note 13 - Financial Income (Expenses), Net [Text Block]

13. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variation, allocated to income for the years ended at December 31, 2010, 2009 and 2008 are as follows:

	Years ended December 31,
	2010	2009	2008
Financial expenses

Loans and financing	(4,127)	(2,405)	(1,634)
Leasing	(10)	(30)	(41)
Losses on derivative instruments (Note 19)	(173)	(427)	(425)
Repurchased securities losses	(27)	(31)	(35)
Other	(544)	(511)	(163)

	(4,881)	(3,404)	(2,298)

Capitalized interest	3,238	2,109	1,450

	(1,643)	(1,295)	(848)

Financial income
Investments	985	712	533
Clients	153	123	129
Marketable Securities	701	392	183
Gains on derivative instruments (Note 19)	174	247	636
Other	617	425	160

	2,630	1,899	1,641

Monetary and exchange variations	714	(175)	1,584

	1,701	429	2,377